Other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other financial assets measured at fair value through profit or loss [Abstract]
Schedule of Changes in the Fair Value of Financial Assets at FVTPL	Changes in the
fair value of financial assets at FVTPL are recognized in ‘Other non-operating
income /

expenses’ in the statement of profit or loss as applicable (refer to Note 9). Refer to Note 23 for the fair value hierarchy.

€ million	2025	2024
Other financial assets:
At FVTPL
Listed equity securities	2	1
Other equity securities	91	19
Debt securities	19	—
Collateral	8	—
Other financial assets	9	14

	129	34

At amortised cost:
Other financial assets	15	—

Total other financial assets	144	34
Of which:
Non-current	135	34
Current	9	0